UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07470

EAGLE SERIES TRUST
 (Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code: (727) 567-1000

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
KATHY KRESCH INGBER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments

Investment Portfolios
(UNAUDITED) | 07.31.2017
EAGLE INTERNATIONAL STOCK FUND
COMMON STOCKS - 96.1%	Shares	Value
Australia - 2.5%
GrainCorp Ltd., Class A	7,394	$51,625
Qantas Airways Ltd.	49,683	211,157
South32 Ltd.	28,290	65,982
St Barbara Ltd.*	20,082	43,841
Whitehaven Coal Ltd.*	14,406	34,234

Denmark - 1.8%
Danske Bank A/S	5,059	204,878
DFDS A/S	1,563	89,145

Finland - 0.8%
Outokumpu OYJ	7,457	62,662
YIT OYJ	8,196	69,601

France - 9.7%
Air France-KLM*	12,338	167,056
Atos SE	1,395	212,089
BNP Paribas S.A.	2,074	160,725
Cie de Saint-Gobain S.A.	889	49,328
Cie Generale des Etablissements Michelin	1,232	166,857
Credit Agricole S.A.	9,207	161,604
ENGIE S.A.	4,242	68,322
Neopost S.A.	880	40,352
Nexans S.A.	2,301	131,811
Pernod Ricard S.A.	440	61,047
Renault S.A.	1,734	156,219
Sanofi	2,461	234,506

Germany - 11.9%
Allianz SE	1,277	272,202
BASF SE	1,901	180,974
Covestro AG	580	44,978
Daimler AG	1,599	112,033
Deutsche Lufthansa AG	6,418	137,826
Fresenius SE & Co. KGaA	3,591	303,096
Infineon Technologies AG	5,977	129,798
Merck KGaA	1,248	136,945
Siemens AG	2,183	296,236
Siltronic AG*	1,204	130,925
Suedzucker AG	1,610	34,363
Uniper SE	3,349	69,019
Volkswagen AG	746	117,305

Hong Kong - 1.2%
Xinyi Glass Holdings Ltd.*	188,000	194,260

Israel - 1.1%
Israel Discount Bank Ltd., Class A*	45,516	117,335
Tower Semiconductor Ltd.*	2,570	68,355

Italy - 3.3%
Enel SpA	37,247	212,467
Eni SpA	15,360	243,196
Intesa Sanpaolo SpA	27,914	96,092

Japan - 27.4%
Daiwa House Industry Co. Ltd.	5,900	205,800
Fujitsu Ltd.	13,000	96,808
Fukuoka Financial Group, Inc.	12,000	55,324
Hanwa Co. Ltd.	10,000	71,516
Haseko Corp.	4,600	57,595
Hitachi Ltd.	26,000	178,875
Honda Motor Co. Ltd.	5,800	162,353
ITOCHU Corp.	22,700	355,970
JXTG Holdings, Inc.	28,300	125,794
KDDI Corp.	3,500	92,739
Kyushu Electric Power Co., Inc.	6,700	79,342
Maeda Corp.	12,000	145,090
Marubeni Corp.	46,200	306,143
Mebuki Financial Group, Inc.	7,100	27,332
Mitsubishi Chemical Holdings Corp.	31,900	267,075
Mitsubishi UFJ Financial Group, Inc.	30,900	196,033
Nichirei Corp.	3,400	95,559
Nippon Light Metal Holdings Co. Ltd.	13,000	34,977
Nippon Suisan Kaisha Ltd.	9,800	57,193
Nippon Telegraph & Telephone Corp.	7,400	362,143
Nipro Corp.	6,500	88,171
NTT DOCOMO, Inc.	8,300	192,743
Penta-Ocean Construction Co. Ltd.	10,400	61,953
SCREEN Holdings Co. Ltd.	1,100	73,527
Sekisui House Ltd.	2,000	34,620
SoftBank Group Corp.	2,100	169,255
Sony Corp.	3,200	131,470
Sumitomo Corp.	10,700	144,630
Sumitomo Mitsui Financial Group, Inc.	3,000	115,757
The Kansai Electric Power Co., Inc.	4,600	61,765
Tohoku Electric Power Co., Inc.	8,300	113,069
Tokyo Electron Ltd.	2,000	281,276
Zeon Corp.	7,000	87,333

Netherlands - 5.7%
Aegon N.V.	15,497	86,867
AerCap Holdings N.V.*	1,900	93,290
ASR Nederland N.V.	5,697	215,474
NN Group N.V.	7,145	289,614
STMicroelectronics N.V.	5,731	97,095
Unilever N.V.	2,874	167,489

Norway - 0.7%
Austevoll Seafood ASA	3,341	29,677
DNO ASA*	37,498	43,737
Leroy Seafood Group ASA	6,660	38,657

Singapore - 1.7%
DBS Group Holdings Ltd.	15,000	239,304
Yanlord Land Group Ltd.	35,600	47,542

Spain - 1.3%
Banco Santander S.A.	6,419	43,702
Iberdrola S.A.	14,455	113,947
Repsol S.A.	3,673	61,515

Sweden - 2.2%
Boliden AB	2,313	72,614
Essity AB, Class B*	6,518	188,990
Scandic Hotels Group AB	3,500	48,661
Svenska Cellulosa AB SCA, Class B	6,518	53,968

Switzerland - 6.5%
Bossard Holding AG, Class A	161	34,799
Lonza Group AG*	501	119,075
Nestle S.A.	981	82,806
Novartis AG	736	62,691
Sika AG	19	130,934
Swiss Life Holding AG*	511	186,491
UBS Group AG*	10,295	179,035
VAT Group AG*	552	72,614
Zurich Insurance Group AG	699	213,041

United Kingdom - 18.3%
3i Group PLC	15,202	187,671
Ashtead Group PLC	5,323	114,361
Aviva PLC	18,257	129,771
BAE Systems PLC	31,872	252,867
Barclays PLC	40,462	108,489
Bellway PLC	2,819	118,705
BP PLC	24,123	141,693
British American Tobacco PLC	2,996	186,369
Carnival PLC	3,195	215,651
Direct Line Insurance Group PLC	15,271	75,471
Electrocomponents PLC	7,400	60,565
GlaxoSmithKline PLC	16,327	325,021
HSBC Holdings PLC	20,520	205,506
Imperial Brands PLC	1,112	45,796
Lloyds Banking Group PLC	140,378	121,362
National Grid PLC	4,583	56,714
Playtech PLC	5,113	64,796
Redrow PLC	6,750	52,723
Royal Dutch Shell PLC, Class B	6,676	190,184
Shire PLC	4,373	244,461
Standard Chartered PLC*	12,286	137,336
Total common stocks (cost $13,569,065)		15,918,817

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Volkswagen AG	579	89,043
Total preferred stocks (cost $91,219)		89,043

MONEY MARKET FUNDS - 3.0%
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Shares, 0.87%#	492,683	492,683
Total money market funds (cost $492,683)		492,683

Total investment portfolio (cost $14,152,967) - 99.6%‡		16,500,543
Other assets in excess of liabilities - 0.4%		62,401
Total net assets - 100.0%		$16,562,944

*Non-income producing security
#Annualized seven-day yield as of July 31, 2017.

‡The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:
Cost of investments	$14,152,967
Gross unrealized appreciation	2,856,360
Gross unrealized depreciation	(508,784)
Net unrealized appreciation (depreciation)	$2,347,576

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2016 Annual Report.

Sector allocation
Sector	Percent of net assets
Financials	23.1%
Industrials	16.9%
Consumer discretionary	10.0%
Health care	9.1%
Information technology	8.7%
Materials	6.3%
Consumer staples	6.3%
Energy	5.1%
Telecommunication services	4.9%
Utilities	4.7%
Money market funds	3.0%
Real estate	1.5%

Industry allocation
Industry	Value	Percent of net assets
Banks	$ 1,990,779	12.0%
Insurance	1,468,931	8.9%
Trading companies & distributors	1,120,710	6.8%
Oil, gas & consumable fuels	840,353	5.1%
Semiconductors & semiconductor equipment	780,974	4.7%
Pharmaceuticals	759,162	4.6%
Chemicals	711,294	4.3%
Automobiles	636,953	3.9%
Electric utilities	580,591	3.5%
Airlines	516,038	3.1%
Money market funds	492,683	3.0%
Wireless telecommunication services	454,737	2.7%
Household durables	395,113	2.4%
Food products	389,880	2.4%
Capital markets	366,706	2.2%
Diversified telecommunication services	362,143	2.2%
Auto components	361,117	2.2%
IT services	308,897	1.9%
Health care providers & services	303,097	1.8%
Industrial conglomerates	296,236	1.8%
Metals & mining	280,077	1.7%
Construction & engineering	276,644	1.7%
Hotels, restaurants & leisure	264,312	1.6%
Real estate management & development	253,342	1.5%
Aerospace & defense	252,867	1.5%
Biotechnology	244,461	1.5%
Electronic equipment, instruments & components	239,441	1.4%
Tobacco	232,164	1.4%
Household products	188,990	1.1%
Personal products	167,489	1.0%
Electrical equipment	131,811	0.8%
Multi-utilities	125,036	0.8%
Life sciences tools & services	119,075	0.7%
Marine	89,145	0.5%
Health care equipment & supplies	88,171	0.5%
Machinery	72,614	0.4%
Independent power & renewable electricity producers	69,019	0.4%
Software	64,796	0.4%
Beverages	61,047	0.4%
Paper & forest products	53,968	0.3%
Building products	49,328	0.3%
Technology hardware, storage & peripherals	40,352	0.2%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Investment Portfolios
(UNAUDITED) | 07.31.2017
EAGLE INVESTMENT GRADE BOND FUND
CORPORATE BONDS - 53.9%	Principal amount	Value
Domestic - 46.9%
Auto manufacturers - 2.9%
Daimler Finance North America LLC, 144A, FRN, 1.93%, 01/06/20 (a)	$250,000	$251,137
Hyundai Capital America, 144A, 2.45%, 06/15/21 (a)	250,000	247,806
Nissan Motor Acceptance Corp., 144A, 1.90%, 09/14/21 (a)	250,000	244,743
Toyota Motor Credit Corp., FRN, 1.69%, 01/17/19	500,000	502,109

Banks - 8.4%
BankUnited, Inc., 4.88%, 11/17/25	250,000	259,185
BB&T Corp., 2.45%, 01/15/20	250,000	253,897
Capital One NA, 2.40%, 09/05/19	250,000	251,321
Citigroup, Inc., 2.90%, 12/08/21	250,000	253,410
Citizens Bank NA, 2.45%, 12/04/19	250,000	251,972
First Tennessee Bank NA, 2.95%, 12/01/19	250,000	252,496
JPMorgan Chase & Co., 2.30%, 08/15/21	250,000	249,855
KeyBank NA, 2.50%, 11/22/21	250,000	251,521
PNC Bank NA, 2.30%, 06/01/20	250,000	251,875
Regions Financial Corp., 3.20%, 02/08/21	350,000	358,938
SunTrust Banks, Inc., 2.90%, 03/03/21	250,000	255,042
The Huntington National Bank, 2.40%, 04/01/20	250,000	251,893
US Bank NA, FRN, 1.79%, 10/28/19	500,000	503,006

Biotechnology - 0.9%
Amgen, Inc., 2.65%, 05/11/22	250,000	252,885
Celgene Corp., 3.95%, 10/15/20	135,000	142,750

Building products - 0.6%
Lennox International, Inc., 3.00%, 11/15/23	250,000	251,101

Capital markets - 3.5%
Intercontinental Exchange, Inc., 2.75%, 12/01/20	250,000	253,065
Moody's Corp., 2.75%, 07/15/19	250,000	253,994
Morgan Stanley, FRN, 1.98%, 02/14/20	250,000	250,802
S&P Global, Inc., 2.50%, 08/15/18	250,000	251,934
The Goldman Sachs Group, Inc.,
2.63%, 04/25/21	250,000	251,339
2.88%, 02/25/21	250,000	253,940

Commercial services & supplies - 0.6%
Pitney Bowes, Inc., 3.88%, 05/15/22	250,000	253,838

Communications equipment - 0.2%
Juniper Networks, Inc., 3.13%, 02/26/19	100,000	101,755

Computers - 0.6%
Dell International LLC/EMC Corp., 144A, 4.42%, 06/15/21 (a)	250,000	264,057

Diversified financial services - 1.3%
Oaktree Capital Management LP, 144A, 6.75%, 12/02/19 (a)	500,000	549,335

Diversified telecommunication services - 0.6%
AT&T, Inc., 5.88%, 10/01/19	250,000	270,321

Electric - 0.6%
NextEra Energy Capital Holdings, Inc., 2.70%, 09/15/19	250,000	253,453

Electronic equipment, instruments & components - 1.6%
Amphenol Corp., 3.13%, 09/15/21	250,000	256,269
Avnet, Inc., 3.75%, 12/01/21	250,000	255,812
FLIR Systems, Inc., 3.13%, 06/15/21	200,000	203,171

Equity real estate investment trusts (REITs) - 1.7%
American Tower Corp., 3.30%, 02/15/21	250,000	257,149
Omega Healthcare Investors, Inc., 4.38%, 08/01/23	250,000	258,125
Ventas Realty LP, 3.13%, 06/15/23	250,000	250,030

Food products - 1.2%
Mead Johnson Nutrition Co., 3.00%, 11/15/20	250,000	257,215
The J.M. Smucker Co., 2.50%, 03/15/20	250,000	253,007

Health care equipment & supplies - 0.2%
Abbott Laboratories, 2.80%, 09/15/20	100,000	101,901

Health care providers & services - 0.6%
Cardinal Health, Inc., 1.95%, 06/14/19	250,000	250,851

Insurance - 2.9%
Berkshire Hathaway Finance Corp., FRN, 1.44%, 08/15/19	500,000	501,296
Chubb INA Holdings, Inc., 2.30%, 11/03/20	250,000	252,145
Metropolitan Life Global Funding I, 144A, 2.30%, 04/10/19 (a)	250,000	252,458
Nuveen Finance LLC, 144A, 2.95%, 11/01/19 (a)	250,000	254,073

IT services - 2.6%
Broadridge Financial Solutions, Inc., 3.95%, 09/01/20	250,000	262,830
Fidelity National Information Services, Inc., 2.25%, 08/15/21	250,000	248,258
Fiserv, Inc., 4.63%, 10/01/20	100,000	106,998
International Business Machines Corp., FRN, 1.55%, 01/27/20	500,000	501,613

Life sciences tools & services - 0.6%
Thermo Fisher Scientific, Inc., 3.00%, 04/15/23	250,000	254,167

Machinery-diversified - 0.3%
John Deere Capital Corp., FRN,1.59%, 10/09/19	150,000	150,373

Media - 2.2%
Discovery Communications LLC, 5.63%, 08/15/19	123,000	131,307
Scripps Networks Interactive, Inc., 2.80%, 06/15/20	250,000	252,483
The Interpublic Group of Cos., Inc., 4.20%, 04/15/24	291,000	303,610
Time Warner Cable LLC, 5.00%, 02/01/20	250,000	267,223

Multi-utilities - 0.6%
Sempra Energy, 1.63%, 10/07/19	250,000	249,071

Oil, gas & consumable fuels - 2.0%
ONEOK Partners LP, 3.80%, 03/15/20	100,000	103,257
Tesoro Corp., 144A, 4.75%, 12/15/23 (a)	250,000	269,688
Valero Energy Partners LP, 4.38%, 12/15/26	250,000	259,057
Williams Partners LP, 4.13%, 11/15/20	250,000	261,873

Pharmaceuticals - 0.6%
Bayer US Finance LLC, 144A, 3.00%, 10/08/21 (a)	250,000	255,874

Private equity - 0.6%
Apollo Management Holdings LP, 144A, 4.40%, 05/27/26 (a)	250,000	259,048

Road & rail - 0.3%
Ryder System, Inc., 2.65%, 03/02/20	150,000	152,002

Semiconductors - 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., 144A, 3.00%, 01/15/22 (a)	250,000	253,750

Semiconductors & semiconductor equipment - 1.2%
KLA-Tencor Corp., 3.38%, 11/01/19	250,000	255,954
NVIDIA Corp., 2.20%, 09/16/21	250,000	248,705

Software - 2.9%
Activision Blizzard, Inc., 2.30%, 09/15/21	250,000	249,292
CA, Inc., 5.38%, 12/01/19	250,000	268,196
Electronic Arts, Inc., 3.70%, 03/01/21	250,000	259,140
Oracle Corp., FRN, 1.88%, 01/15/19	500,000	503,775

Specialty retail - 0.5%
O'Reilly Automotive, Inc., 3.80%, 09/01/22	200,000	209,016

Technology hardware, storage & peripherals - 2.9%
Apple, Inc.
FRN, 1.31%, 08/02/19	250,000	250,747
FRN, 1.48%, 05/06/20	250,000	251,154
EMC Corp., 1.88%, 06/01/18	250,000	249,108
HP, Inc., 4.65%, 12/09/21	250,000	270,063
NetApp, Inc., 3.38%, 06/15/21	250,000	256,315

Trading companies & distributors - 0.6%
Air Lease Corp., 2.63%, 09/04/18	250,000	251,826
Total domestic corporate bonds (cost $20,187,193)		20,414,050

Foreign - 7.0%
Aerospace & defense - 0.5%
Rolls-Royce PLC, 144A, 2.38%, 10/14/20 (a)	200,000	200,996

Banks - 1.1%
National Australia Bank Ltd., 144A, 2.25%, 07/01/19 (a)	250,000	251,909
Royal Bank Of Canada, 2.10%, 10/14/20	250,000	250,287

Diversified financial services - 0.6%
Genpact Luxembourg SARL, 144A, 3.70%, 04/01/22 (a)	250,000	253,444

Food products - 0.6%
Danone SA, 144A, 2.59%, 11/02/23 (a)	250,000	245,641

Hotels, restaurants & leisure - 0.6%
Carnival Corp., 3.95%, 10/15/20	250,000	265,790

Insurance - 0.6%
Trinity Acquisition PLC, 3.50%, 09/15/21	250,000	254,974

Internet software & services - 0.6%
Tencent Holdings Ltd., 144A, 2.88%, 02/11/20 (a)	250,000	254,104

Media - 0.5%
Sky PLC, 144A, 9.50%, 11/15/18 (a)	205,000	224,229

Pharmaceuticals - 0.7%
Mylan NV, 2.50%, 06/07/19	50,000	50,437
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21	250,000	249,210

Semiconductors - 1.2%
NXP BV/NXP Funding LLC, 144A, 3.88%, 09/01/22 (a)	500,000	518,728
Total foreign corporate bonds (cost $2,998,954)		3,019,749

Total corporate bonds (cost $23,186,147)		23,433,799

MORTGAGE AND ASSET-BACKED SECURITIES - 30.4%
Asset-backed securities - 4.9%
Citibank Credit Card Issuance Trust, Series 2008-A1, Class A-1, 5.35%, 02/07/20	415,000	423,321
Ford Credit Auto Owners Trust, Series 2015-A, Class A-4, 1.64%, 06/15/20	350,000	350,297
Hyundai Auto Receivables Trust, Series 2014-A, Class B, 1.73%, 08/15/19	1,000,000	1,000,970
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A-4, 1.69%, 12/15/20	350,000	350,231

Federal agency mortgage-backed obligations - 25.5%
Fannie Mae Pool,
Series 0323, Class AS, 2.50%, 08/01/23	313,861	318,636
Series 0798, Class AK, 3.50%, 01/01/27	313,091	327,333
Series 1558, Class AL, 4.00%, 01/01/27	160,093	169,211
Series 1895, Class MA, 2.50%, 05/01/24	274,901	279,084
Series 1935, Class MA, 3.00%, 06/01/24	265,722	273,552
Series 2020, Class MA, 2.50%, 09/01/24	281,616	285,901
Series 2126, Class MA, 3.50%, 12/01/24	406,217	424,189
Series 2154, Class MA, 3.00%, 01/01/25	320,879	330,334
Series 2185, Class MA, 3.00%, 02/01/25	281,374	289,665
Series 2233, Class MA, 2.50%, 04/01/25	306,807	311,475
Series 2239, Class MA, 3.00%, 04/01/25	603,083	620,853
Series 2570, Class MA, 3.00%, 03/01/26	470,139	483,992
Series 2612, Class MA, 2.50%, 05/01/26	431,656	438,224
Series 6384, Class AE, 4.00%, 01/01/26	218,595	230,705
Series 7446, Class AA, 4.00%, 06/01/24	194,276	203,992
Freddie Mac Gold Pool,
Series 13368, Class G, 6.00%, 11/01/23	244,636	259,773
Series 15449, Class J, 4.00%, 05/01/26	141,339	149,168
Series 18317, Class G, 4.50%, 07/01/24	116,168	122,734
Series 18509, Class G, 3.50%, 04/01/29	382,211	400,284
Series 18513, Class G, 3.50%, 05/01/29	326,415	341,850
Series 18519, Class G, 3.50%, 07/01/29	703,829	737,111
Series 18592, Class G, 3.00%, 03/01/31	484,234	498,919
Series 18597, Class G, 3.50%, 04/01/31	616,902	645,495
Freddie Mac REMIC,
Series K-007, Class A-1, 3.34%, 12/25/19	18,638	18,731
Series K-024, Class A-2, 2.57%, 09/25/22	169,000	171,495
Series K-026, Class A-2, 2.51%, 11/25/22	250,000	252,766
Series K-027, Class A-2, 2.64%, 01/25/23	700,000	711,276
Series K-051, Class A-1, 2.89%, 04/25/25	241,877	247,873
Series K-055, Class A-1, 2.26%, 04/25/25	481,273	480,629
Series K-065, Class A-1, 2.86%, 10/25/26	500,000	511,082
Ginnie Mae I Pool, Series 783112, 5.50%, 09/15/22	171,121	178,974
Ginnie Mae II Pool, Series 5107, 4.00%, 07/20/26	350,182	369,444
Total mortgage and asset-backed securities (cost $13,190,298)		13,209,569

FOREIGN GOVERNMENT BONDS - 0.3%
Province of Alberta Canada, 144A, 1.75%, 08/26/20 (a)	150,000	148,206
Total foreign government bonds (cost $149,309)		148,206

U.S. TREASURIES - 1.8%
U.S. Treasury Notes, 2.00%, 11/30/20	750,000	759,961
Total U.S. Treasuries (cost $758,826)		759,961

U.S. GOVERNMENT AGENCY SECURITIES - 2.5%
Fannie Mae, 2.00%, 01/05/22	250,000	251,668
Private Export Funding Corp., 4.30%, 12/15/21	750,000	824,335
Total U.S. Government agency securities (cost $1,081,781)		1,076,003

SUPRANATIONAL BANKS - 8.6%
Inter-American Development Bank,
FRN, 1.30%, 01/15/22	1,000,000	995,171
FRN, 1.50%, 07/15/21	250,000	250,968
1.75%, 10/15/19	1,000,000	1,003,754
1.88%, 06/16/20	500,000	503,104
International Bank for Reconstruction & Development, FRN, 1.40%, 10/13/20	1,000,000	1,002,518
Total supranatural banks (cost $3,744,093)		3,755,515

MONEY MARKET FUNDS - 2.4%	Shares
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Shares, 0.87%#	1,058,434	1,058,434
Total money market funds (cost $1,058,434)		1,058,434

Total investment portfolio (cost $43,168,888) - 99.9% ‡		43,441,487
Other assets in excess of liabilities - 0.1%		45,546
Total net assets - 100.0%		$43,487,033

(a) Restricted securities deemed to be liquid for purpose of compliance limitations on holdings of illiquid securities. At July 31, 2017, these securities aggregated $5,199,226 or 12.0% of the net assets of the Fund.

#Annualized seven-day yield as of July 31, 2017.
144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

FRN – Floating rate notes set their interest rates on a semiannual or quarterly basis. Rate shown was as of July 31, 2017.
REMIC—Real estate mortgage investment conduit

‡The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:
Cost of investments	$43,168,888
Gross unrealized appreciation	340,517
Gross unrealized depreciation	(67,918)
Net unrealized appreciation (depreciation)	$272,599

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2016 Annual Report.

Investment Portfolios
(UNAUDITED) | 07.31.2017
EAGLE MID CAP GROWTH FUND
COMMON STOCKS - 98.7%	Shares	Value
Aerospace & defense - 0.9%
Hexcel Corp.	352,876	$18,056,665
Air freight & logistics - 0.8%
C.H. Robinson Worldwide, Inc.	232,990	15,284,144
Airlines - 1.9%
Delta Air Lines, Inc.	361,863	17,861,558
Southwest Airlines Co.	372,196	20,660,600
Banks - 2.1%
Synovus Financial Corp.	445,517	19,371,079
Western Alliance Bancorp*	467,008	23,527,863
Beverages - 2.7%
Constellation Brands, Inc., Class A	127,241	24,602,047
Monster Beverage Corp.*	565,744	29,842,996
Biotechnology - 2.4%
BioMarin Pharmaceutical, Inc.*	205,336	18,014,127
Incyte Corp.*	142,889	19,045,675
Seattle Genetics, Inc.*	220,481	11,134,291
Building products - 2.6%
A.O. Smith Corp.	340,204	18,217,924
Allegion PLC	192,432	15,633,176
Fortune Brands Home & Security, Inc.	295,415	19,399,903
Capital markets - 4.1%
Ameriprise Financial, Inc.	269,439	39,036,323
MarketAxess Holdings, Inc.	109,863	22,290,104
Moody's Corp.	159,659	21,015,914
Chemicals - 2.9%
Huntsman Corp.	675,852	17,991,180
The Scotts Miracle-Gro Co.	213,639	20,507,208
The Sherwin-Williams Co.	59,848	20,184,935
Commercial services & supplies - 2.6%
Waste Connections, Inc.	817,740	53,136,745
Communications equipment - 1.9%
Juniper Networks, Inc.	823,947	23,029,318
Palo Alto Networks, Inc.*	114,674	15,111,740
Construction materials - 1.8%
Martin Marietta Materials, Inc.	159,570	36,131,435
Containers & packaging - 1.0%
Ball Corp.	470,632	19,719,481
Distributors - 1.0%
Pool Corp.	187,541	20,276,933
Diversified telecommunication services - 0.8%
Zayo Group Holdings, Inc.*	517,210	16,959,316
Electrical equipment - 0.9%
Acuity Brands, Inc.	88,294	17,892,779

Electronic equipment, instruments & components - 5.9%
Amphenol Corp., Class A	252,993	19,384,324
Coherent, Inc.*	170,032	45,058,480
FLIR Systems, Inc.	381,448	14,235,639
IPG Photonics Corp.*	131,436	20,062,391
Keysight Technologies, Inc.*	478,705	19,909,341
Equity real estate investment trusts (REITs) - 2.6%
Crown Castle International Corp.	211,327	21,255,270
SBA Communications Corp.*	221,878	30,519,319
Food products - 0.9%
The Hain Celestial Group, Inc.*	392,418	17,545,009
Health care equipment & supplies - 9.1%
ABIOMED, Inc.*	123,835	18,338,725
Align Technology, Inc.*	236,038	39,472,635
Edwards Lifesciences Corp.*	271,952	31,323,431
IDEXX Laboratories, Inc.*	201,164	33,485,759
Intuitive Surgical, Inc.*	35,488	33,296,971
The Cooper Companies, Inc.	114,688	27,968,963
Health care providers & services - 1.5%
Centene Corp.*	142,889	11,348,244
Cigna Corp.	113,023	19,616,272
Hotels, restaurants & leisure - 6.8%
Dominos Pizza, Inc.	115,961	21,626,726
ILG, Inc.	844,302	22,382,446
MGM Resorts International	939,633	30,942,115
Royal Caribbean Cruises Ltd.	375,140	42,417,080
Vail Resorts, Inc.	89,057	18,769,653
Household durables - 1.8%
Lennar Corp., Class A	698,059	36,606,214
Household products - 1.4%
Church & Dwight Co., Inc.	545,956	29,126,753
Insurance - 1.0%
The Progressive Corp.	433,645	20,437,689
Internet & direct marketing retail - 1.9%
Liberty Interactive Corp. QVC Group, Class A*	1,618,667	38,750,888
Internet software & services - 0.8%
CoStar Group, Inc.*	57,200	15,761,460
IT services - 1.0%
Square, Inc., Class A*	753,084	19,843,763
Leisure products - 0.8%
Brunswick Corp.	273,523	15,484,137
Life sciences tools & services - 2.7%
Charles River Laboratories International, Inc.*	196,663	19,312,307
Illumina, Inc.*	102,617	17,839,965
Mettler-Toledo International, Inc.*	29,653	16,993,541
Machinery - 1.1%
WABCO Holdings, Inc.*	154,230	21,217,421
Media - 3.2%
Lions Gate Entertainment Corp., Class A	335,024	9,849,705
Lions Gate Entertainment Corp., Class B*	300,423	8,264,637
Sirius XM Holdings, Inc.	8,037,936	47,102,305
Oil, gas & consumable fuels - 2.2%
Diamondback Energy, Inc.*	267,981	25,694,018
RSP Permian, Inc.*	536,477	18,433,350
Pharmaceuticals - 1.4%
Zoetis, Inc.	455,258	28,462,730

Professional services - 2.7%
IHS Markit Ltd.*	558,654	26,061,209
TransUnion*	606,421	27,792,275
Road & rail - 0.8%
Old Dominion Freight Line, Inc.	159,253	15,273,955
Semiconductors & semiconductor equipment - 5.1%
Microchip Technology, Inc.	344,959	27,610,518
Micron Technology, Inc.*	852,963	23,985,320
Microsemi Corp.*	293,540	15,287,563
NVIDIA Corp.	226,244	36,766,913
Software - 9.6%
ANSYS, Inc.*	167,859	21,746,133
Autodesk, Inc.*	223,335	24,743,285
Electronic Arts, Inc.*	346,016	40,393,908
PTC, Inc.*	289,987	16,004,383
ServiceNow, Inc.*	160,428	17,719,273
Splunk, Inc.*	243,839	14,632,778
Synopsys, Inc.*	252,944	19,367,922
The Ultimate Software Group, Inc.*	85,864	19,380,363
Tyler Technologies, Inc.*	113,310	19,467,791
Specialty retail - 2.3%
Burlington Stores, Inc.*	326,033	28,374,652
Ulta Beauty, Inc.*	71,957	18,076,318
Technology hardware, storage & peripherals - 0.7%
Seagate Technology PLC	452,193	14,904,281
Trading companies & distributors - 1.0%
United Rentals, Inc.*	173,049	20,585,909
Total common stocks (cost $1,444,730,371)		1,990,249,884

MONEY MARKET FUNDS - 1.2%
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Shares, 0.87%#	25,157,099	25,157,099
Total money market funds (cost $25,157,099)		25,157,099

Total investment portfolio (cost $1,469,887,470) - 99.9%‡		2,015,406,983
Other assets in excess of liabilities - 0.1%		1,364,289
Total net assets - 100.0%		$2,016,771,272

* Non-income producing security
# Annualized seven-day yield as of July 31, 2017.

‡The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:
Cost of investments	$1,469,887,470
Gross unrealized appreciation	551,275,006
Gross unrealized depreciation	(5,755,493)
Net unrealized appreciation (depreciation)	$545,519,513

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2016 Annual Report.

Sector allocation
Sector	Percent of net assets
Information technology	25.0%
Consumer discretionary	17.8%
Health care	17.1%
Industrials	15.2%
Financials	7.2%
Materials	5.7%
Consumer staples	5.0%
Real estate	2.6%
Energy	2.2%
Money market funds	1.2%
Telecommunication services	0.9%

Investment Portfolios
(UNAUDITED) | 07.31.2017
EAGLE MID CAP STOCK FUND
COMMON STOCKS - 99.3%	Shares	Value
Aerospace & defense - 1.8%
Rockwell Collins, Inc.	26,336	$2,805,574
TransDigm Group, Inc.	6,237	1,759,707

Auto components - 1.4%
Delphi Automotive PLC	39,945	3,611,827

Banks - 5.1%
Chemical Financial Corp.	44,014	2,121,035
First Hawaiian, Inc.	110,795	3,268,452
First Republic Bank	38,435	3,856,183
Zions Bancorporation	87,821	3,980,048

Beverages - 2.1%
Constellation Brands, Inc., Class A	27,840	5,382,864

Capital markets - 2.1%
Lazard Ltd., Class A	59,981	2,801,713
NASDAQ, Inc.	36,347	2,703,126

Commercial services & supplies - 1.5%
Waste Connections, Inc.	59,227	3,848,570

Communications equipment - 0.8%
F5 Networks, Inc.*	15,925	1,922,944

Construction & engineering - 0.9%
Quanta Services, Inc.*	68,946	2,325,549

Consumer finance - 1.9%
Discover Financial Services	80,939	4,932,423

Containers & packaging - 3.7%
Berry Global Group, Inc.*	70,807	3,970,857
Crown Holdings, Inc.*	92,358	5,492,530

Distributors - 1.9%
LKQ Corp.*	143,938	4,974,497

Diversified consumer services - 1.4%
Bright Horizons Family Solutions, Inc.*	45,412	3,588,002

Electrical equipment - 2.6%
AMETEK, Inc.	106,479	6,556,977

Electronic equipment, instruments & components - 4.6%
Amphenol Corp., Class A	54,010	4,138,246
Cognex Corp.	43,536	4,138,532
FLIR Systems, Inc.	96,203	3,590,296

Energy equipment & services - 1.0%
Core Laboratories N.V.	24,651	2,478,165

Equity real estate investment trusts (REITs) - 3.9%
Boston Properties, Inc.	23,237	2,809,586
Duke Realty Corp.	71,192	2,035,379
Equinix, Inc.	5,297	2,387,517
Essex Property Trust, Inc.	10,395	2,720,371

Food products - 0.7%
Pinnacle Foods, Inc.	31,583	1,875,399

Health care equipment & supplies - 6.0%
DENTSPLY SIRONA, Inc.	71,649	4,444,387
STERIS PLC	49,738	4,071,055
Teleflex, Inc.	16,058	3,327,539
The Cooper Companies, Inc.	15,180	3,701,947

Health care providers & services - 5.9%
Centene Corp.*	34,393	2,731,492
Henry Schein, Inc.*	15,405	2,806,945
Laboratory Corp. of America Holdings*	38,395	6,101,349
MEDNAX, Inc.*	31,720	1,490,206
Universal Health Services, Inc., Class B	17,524	1,942,185

Health care technology - 0.7%
Medidata Solutions, Inc.*	24,330	1,868,787

Hotels, restaurants & leisure - 1.2%
Wyndham Worldwide Corp.	30,378	3,170,552

Household durables - 2.0%
Mohawk Industries, Inc.*	21,007	5,230,533

Household products - 2.9%
Church & Dwight Co., Inc.	73,078	3,898,711
Spectrum Brands Holdings, Inc.	31,807	3,671,800

Industrial conglomerates - 1.9%
Roper Technologies, Inc.	21,093	4,903,279

Insurance - 6.7%
Arch Capital Group Ltd.*	59,208	5,758,570
Arthur J Gallagher & Co.	111,770	6,570,958
Reinsurance Group of America, Inc.	35,638	4,996,448

IT services - 4.2%
Amdocs Ltd.	37,343	2,508,329
Fiserv, Inc.*	49,859	6,406,881
Gartner, Inc.*	15,483	1,986,779

Life sciences tools & services - 1.7%
Agilent Technologies, Inc.	71,021	4,246,346

Machinery - 3.3%
Snap-on, Inc.	29,641	4,570,642
The Middleby Corp.*	29,917	3,909,554

Media - 1.0%
Omnicom Group, Inc.	31,530	2,482,672

Metals & mining - 1.3%
Reliance Steel & Aluminum Co.	47,127	3,410,110

Multiline retail - 0.8%
Dollar Tree, Inc.*	27,792	2,003,247

Oil, gas & consumable fuels - 3.8%
Cimarex Energy Co.	25,503	2,525,562
Concho Resources, Inc.*	24,114	3,141,090
Noble Energy, Inc.	76,049	2,198,577
Range Resources Corp.	91,185	1,924,915

Pharmaceuticals - 2.3%
Catalent, Inc.*	64,088	2,223,854
Zoetis, Inc.	57,944	3,622,659

Professional services - 1.0%
Verisk Analytics, Inc.*	29,468	2,571,378

Road & rail - 2.0%
Genesee & Wyoming, Inc., Class A*	37,267	2,428,318
J.B. Hunt Transport Services, Inc.	29,531	2,678,757

Semiconductors & semiconductor equipment - 3.6%
Analog Devices, Inc.	25,691	2,029,846
Microchip Technology, Inc.	63,220	5,060,129
Skyworks Solutions, Inc.	21,911	2,297,806

Software - 6.0%
ANSYS, Inc.*	23,276	3,015,406
Nice Ltd., Sponsored ADR	79,735	5,953,015
The Ultimate Software Group, Inc.*	28,598	6,454,855

Specialty retail - 1.9%
Tractor Supply Co.	32,955	1,849,434
Ulta Beauty, Inc.*	11,761	2,954,481

Textiles, apparel & luxury goods - 0.9%
PVH Corp.	20,325	2,424,569

Trading companies & distributors - 0.8%
Fastenal Co.	47,041	2,020,881
Total common stocks (cost $186,190,750)		255,663,204

MONEY MARKET FUNDS - 1.6%
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Shares, 0.87%#	4,183,623	4,183,623
Total money market funds (cost $4,183,623)		4,183,623

Total investment portfolio (cost $190,374,373) - 100.9%‡		259,846,827
Liabilities in excess of other assets - (0.9)%		(2,300,966)
Total net assets - 100.0%		$257,545,861

* Non-income producing security
# Annualized seven-day yield as of July 31, 2017.
ADR - American depository receipt

‡The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:
Cost of investments	$190,374,373
Gross unrealized appreciation	73,086,161
Gross unrealized depreciation	(3,613,707)
Net unrealized appreciation (depreciation)	$69,472,454

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2016 Annual Report.

Sector allocation
Sector	Percent of net assets
Information technology	19.2%
Health care	16.5%
Financials	15.9%
Industrials	15.7%
Consumer discretionary	12.5%
Consumer staples	5.8%
Materials	5.0%
Energy	4.8%
Real estate	3.9%
Money market funds	1.6%

Investment Portfolios
(UNAUDITED) | 07.31.2017
EAGLE SMALL CAP GROWTH FUND
COMMON STOCKS - 97.7%	Shares	Value
Aerospace & defense - 1.1%
Hexcel Corp.	1,056,896	$54,081,368

Air freight & logistics - 0.1%
Echo Global Logistics, Inc.*	239,149	3,264,384

Airlines - 1.3%
JetBlue Airways Corp.*	2,828,843	62,036,527

Auto components - 1.1%
Visteon Corp.*	476,145	53,109,213

Banks - 2.5%
Synovus Financial Corp.	1,706,098	74,181,141
UMB Financial Corp.	690,838	48,123,775

Biotechnology - 8.2%
Acceleron Pharma, Inc.*	942,844	30,312,435
Aimmune Therapeutics, Inc.*	1,604,792	34,535,124
Akebia Therapeutics, Inc.*	2,060,804	27,182,005
Alder Biopharmaceuticals, Inc.*	1,281,760	13,778,920
Amicus Therapeutics, Inc.*	1,504,350	19,481,333
Atara Biotherapeutics, Inc.*	1,286,445	19,618,286
Clovis Oncology, Inc.*	421,754	35,768,957
Exact Sciences Corp.*	1,261,516	48,946,821
Lexicon Pharmaceuticals, Inc.*	2,128,692	34,697,680
Ligand Pharmaceuticals, Inc.*	224,422	27,134,864
Progenics Pharmaceuticals, Inc.*	3,501,494	21,114,009
Sage Therapeutics, Inc.*	451,097	35,974,986
Sarepta Therapeutics, Inc.*	695,904	26,847,976
Ultragenyx Pharmaceutical, Inc.*	337,433	22,378,556

Building products - 1.9%
Builders FirstSource, Inc.*	2,836,355	44,445,683
Trex Co., Inc.*	625,000	47,006,250

Capital markets - 1.5%
Stifel Financial Corp.*	1,422,715	72,345,058

Chemicals - 2.6%
Quaker Chemical Corp.	650,346	92,264,587
Sensient Technologies Corp.	468,019	34,801,893

Commercial services & supplies - 3.1%
Ritchie Bros Auctioneers, Inc.	1,008,560	28,471,649
Waste Connections, Inc.	1,845,221	119,902,460

Communications equipment - 0.7%
Infinera Corp.*	2,768,997	32,480,335

Construction materials - 1.3%
Martin Marietta Materials, Inc.	284,436	64,404,843

Distributors - 1.3%
Pool Corp.	575,448	62,217,438

Diversified consumer services - 0.7%
Bright Horizons Family Solutions, Inc.*	441,892	34,913,887

Electrical equipment - 1.4%
Acuity Brands, Inc.	218,780	44,335,767
Thermon Group Holdings, Inc.*	1,391,128	24,859,457

Electronic equipment, instruments & components - 8.1%
Cognex Corp.	960,140	91,270,908
Coherent, Inc.*	746,114	197,720,210
IPG Photonics Corp.*	481,923	73,560,727
Littelfuse, Inc.	176,749	31,846,635

Energy equipment & services - 0.1%
Geospace Technologies Corp.*	484,147	7,451,022

Equity real estate investment trusts (REITs) - 2.0%
CubeSmart	496,701	12,248,647
Physicians Realty Trust	572,516	10,660,248
Seritage Growth Properties, Class A	908,894	42,508,972
The GEO Group, Inc.	1,170,714	34,360,456

Food & staples retailing - 0.9%
Casey's General Stores, Inc.	399,466	42,642,996

Food products - 1.8%
Pinnacle Foods, Inc.	603,790	35,853,050
Snyder's-Lance, Inc.	1,419,524	49,385,240

Health care equipment & supplies - 3.9%
Integra LifeSciences Holdings Corp.*	923,051	45,838,713
NuVasive, Inc.*	624,127	41,061,315
NxStage Medical, Inc.*	1,746,856	41,138,459
Penumbra, Inc.*	306,608	25,034,543
West Pharmaceutical Services, Inc.	415,014	36,811,742

Health care providers & services - 2.1%
HealthSouth Corp.	768,748	32,717,915
Teladoc, Inc.*	1,258,146	41,267,189
Tivity Health, Inc.*	730,217	28,953,104

Health care technology - 3.9%
Cotiviti Holdings, Inc.*	1,297,778	55,869,343
Evolent Health, Inc., Class A*	945,560	23,355,332
HMS Holdings Corp.*	2,047,943	41,122,695
Medidata Solutions, Inc.*	500,329	38,430,271
Omnicell, Inc.*	645,110	31,997,456

Hotels, restaurants & leisure - 3.0%
Chuy's Holdings, Inc.*	769,169	18,113,930
Dave & Buster's Entertainment, Inc.*	436,895	27,135,549
Penn National Gaming, Inc.*	2,291,957	46,205,853
Planet Fitness, Inc., Class A	2,344,082	53,116,898

Household durables - 2.1%
Universal Electronics, Inc.*	1,502,697	102,859,610

Insurance - 1.7%
Enstar Group Ltd.*	228,678	46,330,163
ProAssurance Corp.	553,653	34,215,755

Internet & direct marketing retail - 2.8%
HSN, Inc.	997,941	39,568,361
Nutrisystem, Inc.	1,727,248	96,294,076

Internet software & services - 2.1%
Cornerstone OnDemand, Inc.*	1,346,270	54,268,144
WebMD Health Corp.*	717,941	47,563,591

IT services - 0.4%
Everi Holdings, Inc.*	2,814,421	20,995,581

Life sciences tools & services - 1.4%
Patheon N.V.*	421,338	14,729,976
PRA Health Sciences, Inc.*	732,105	54,468,612

Machinery - 3.6%
Chart Industries, Inc.*	99,900	3,396,600
Graco, Inc.	315,783	36,643,459
John Bean Technologies Corp.	520,181	48,064,724
REV Group, Inc.	275,190	7,361,332
WABCO Holdings, Inc.*	378,643	52,089,918
Woodward, Inc.	417,322	29,187,501

Multiline retail - 1.0%
Ollie's Bargain Outlet Holdings, Inc.*	1,074,621	48,035,559

Oil, gas & consumable fuels - 1.7%
Diamondback Energy, Inc.*	253,580	24,313,250
RSP Permian, Inc.*	1,710,280	58,765,221

Pharmaceuticals - 2.3%
Aclaris Therapeutics, Inc.*	918,266	26,446,061
Dermira, Inc.*	854,147	23,514,667
Prestige Brands Holdings, Inc.*	777,376	41,690,675
The Medicines Co.*	558,810	21,486,244

Professional services - 1.3%
The Advisory Board Co.*	456,040	25,629,448
WageWorks, Inc.*	574,861	37,480,937

Road & rail - 1.0%
Landstar System, Inc.	583,979	48,557,854

Semiconductors & semiconductor equipment - 4.3%
Ambarella, Inc.*	794,457	39,762,573
Cavium, Inc.*	733,253	45,417,691
Entegris, Inc.*	1,608,299	41,976,604
Teradyne, Inc.	886,438	30,661,890
Veeco Instruments, Inc.*	1,632,083	50,268,156

Software - 13.1%
ANSYS, Inc.*	359,070	46,517,519
Ellie Mae, Inc.*	355,896	31,041,249
Guidewire Software, Inc.*	686,877	49,565,044
Imperva, Inc.*	894,287	40,287,629
Manhattan Associates, Inc.*	611,746	27,039,173
Pegasystems, Inc.	734,161	44,380,033
Proofpoint, Inc.*	632,558	53,919,244
PTC, Inc.*	1,511,888	83,441,099
RealPage, Inc.*	1,506,104	58,361,530
Tableau Software, Inc., Class A*	573,692	36,974,449
Take-Two Interactive Software, Inc.*	616,713	49,016,349
The Ultimate Software Group, Inc.*	370,970	83,731,639
Tyler Technologies, Inc.*	176,531	30,329,791

Specialty retail - 3.1%
Burlington Stores, Inc.*	440,173	38,308,256
Camping World Holdings, Inc., Class A	935,381	29,894,777
Genesco, Inc.*	1,318,537	42,325,038
MarineMax, Inc.*	1,794,050	26,821,047
Vitamin Shoppe, Inc.*	1,424,593	15,670,523

Textiles, apparel & luxury goods - 0.9%
Steven Madden Ltd.*	1,066,198	43,714,118

Trading companies & distributors - 0.3%
H&E Equipment Services, Inc.	605,641	13,669,317
Total common stocks (cost $3,307,132,863)		4,749,749,142

CONTINGENT VALUE RIGHTS - 0.0%
Biotechnology - 0.0%
Dyax Corp.*(a)	303,243	242,594
Total contingent value rights (cost $142,782)		242,594

MONEY MARKET FUNDS - 0.5%
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Shares, 0.87%#	22,329,360	22,329,360
Total money market funds (cost $22,329,360)		22,329,360

Total investment portfolio (cost $3,329,605,005) - 98.2%‡		4,772,321,096
Other assets in excess of liabilities - 1.8%		86,087,206
Total net assets - 100.0%		$4,858,408,302

(a) Security is fair valued as determined in good faith in accordance with the Pricing and Valuation Procedures approved by the Board of Trustees.  The security is also illiquid and may not be sold by the Fund.  As of July 31, 2017, the total market value of fair valued and illiquid securities held by the Fund is $242,594, representing less than 0.01% of the Fund's net assets.

* Non-income producing security
# Annualized seven-day yield as of July 31, 2017.

‡The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:
Cost of investments	$3,329,605,005
Gross unrealized appreciation	1,617,430,263
Gross unrealized depreciation	(174,714,172)
Net unrealized appreciation (depreciation)	$1,442,716,091

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2016 Annual Report.

Sector allocation
Sector	Percent of net assets
Information technology	28.7%
Health care	21.9%
Consumer discretionary	16.0%
Industrials	15.0%
Financials	5.7%
Materials	3.9%
Consumer staples	2.6%
Real estate	2.0%
Energy	1.9%
Money market funds	0.5%

Investment Portfolios
(UNAUDITED) | 07.31.2017
EAGLE SMALLER COMPANY FUND
COMMON STOCKS - 97.0%	Shares	Value
Aerospace & defense - 1.9%
HEICO Corp.	10,400	$835,848

Auto components - 0.6%
Gentherm, Inc.*	7,512	251,276

Banks - 9.1%
Camden National Corp.	9,839	413,238
Central Pacific Financial Corp.	17,754	549,131
Chemical Financial Corp.	9,076	437,373
Columbia Banking System, Inc.	12,309	490,391
Eagle Bancorp, Inc.*	8,165	509,904
PacWest Bancorp	10,617	509,828
South State Corp.	6,555	548,981
Texas Capital Bancshares, Inc.*	7,943	622,334

Building products - 1.1%
A.O. Smith Corp.	9,037	483,931

Capital markets - 1.2%
Evercore Partners, Inc., Class A	7,045	554,089

Chemicals - 2.3%
Balchem Corp.	7,597	589,527
Ingevity Corp.*	7,877	460,805

Commercial services & supplies - 1.8%
Healthcare Services Group, Inc.	9,454	493,971
Ritchie Bros Auctioneers, Inc.	11,229	316,995

Construction & engineering - 1.1%
Primoris Services Corp.	19,913	496,232

Consumer finance - 0.9%
PRA Group, Inc.*	10,845	425,124

Containers & packaging - 4.5%
AptarGroup, Inc.	6,045	489,222
Berry Global Group, Inc.*	9,996	560,576
Crown Holdings, Inc.*	7,260	431,752
Graphic Packaging Holding Co.	40,726	537,176

Distributors - 2.2%
LKQ Corp.*	20,930	723,341
Pool Corp.	2,495	269,759

Diversified consumer services - 1.3%
Bright Horizons Family Solutions, Inc.*	7,191	568,161

Diversified telecommunication services - 0.6%
Iridium Communications, Inc.*	26,289	261,576

Electronic equipment, instruments & components - 5.5%
Cognex Corp.	8,224	781,774
Dolby Laboratories, Inc., Class A	10,112	523,296
FLIR Systems, Inc.	18,100	675,492
Littelfuse, Inc.	2,658	478,918

Energy equipment & services - 1.6%
Core Laboratories N.V.	3,481	349,945
Forum Energy Technologies, Inc.*	26,242	347,707

Equity real estate investment trusts (REITs) - 3.8%
CoreSite Realty Corp.	5,650	613,477
Corporate Office Properties Trust	8,990	299,277
Hudson Pacific Properties, Inc.	13,731	449,278
Terreno Realty Corp.	9,309	322,278

Food & staples retailing - 1.0%
Casey's General Stores, Inc.	4,297	458,705

Food products - 0.8%
Pinnacle Foods, Inc.	5,693	338,050

Health care equipment & supplies - 8.2%
Globus Medical, Inc., Class A*	12,993	399,535
ICU Medical, Inc.*	3,630	623,997
Integra LifeSciences Holdings Corp.*	10,726	532,653
NuVasive, Inc.*	8,026	528,030
STERIS PLC	7,449	609,701
Teleflex, Inc.	2,158	447,181
West Pharmaceutical Services, Inc.	5,824	516,589

Health care providers & services - 0.6%
MEDNAX, Inc.*	5,832	273,987

Health care technology - 1.8%
Medidata Solutions, Inc.*	4,061	311,925
Omnicell, Inc.*	10,033	497,637

Hotels, restaurants & leisure - 1.1%
Texas Roadhouse, Inc.	10,668	504,596

Household durables - 1.3%
Helen of Troy Ltd.*	5,776	581,932

Household products - 1.1%
Spectrum Brands Holdings, Inc.	4,339	500,894

Insurance - 5.7%
AMERISAFE, Inc.	11,425	659,794
Arthur J Gallagher & Co.	11,616	682,904
James River Group Holdings Ltd.	13,162	528,586
Reinsurance Group of America, Inc.	4,859	681,232

IT services - 1.7%
Gartner, Inc.*	3,136	402,411
Jack Henry & Associates, Inc.	3,537	379,591

Life sciences tools & services - 2.3%
Bio-Rad Laboratories, Inc., Class A*	2,542	598,972
Bio-Techne Corp.	3,675	425,969

Machinery - 5.0%
Graco, Inc.	4,533	526,009
IDEX Corp.	4,188	488,070
Lincoln Electric Holdings, Inc.	3,171	276,701
The Middleby Corp.*	3,214	420,006
The Toro Co.	7,147	508,080

Media - 1.5%
IMAX Corp.*	13,062	279,527
John Wiley & Sons, Inc., Class A	7,014	387,523

Metals & mining - 1.0%
Reliance Steel & Aluminum Co.	6,323	457,532

Multiline retail - 1.5%
Ollie's Bargain Outlet Holdings, Inc.*	15,450	690,615

Multi-utilities - 1.2%
Black Hills Corp.	7,415	516,529

Oil, gas & consumable fuels - 1.9%
Carrizo Oil & Gas, Inc.*	15,757	248,330
Diamondback Energy, Inc.*	3,933	377,096
Gulfport Energy Corp.*	17,313	218,490

Pharmaceuticals - 2.6%
Catalent, Inc.*	18,971	658,294
Prestige Brands Holdings, Inc.*	9,179	492,270

Professional services - 0.9%
WageWorks, Inc.*	5,912	385,462

Road & rail - 1.8%
Genesee & Wyoming, Inc., Class A*	6,878	448,171
Landstar System, Inc.	4,300	357,545

Semiconductors & semiconductor equipment - 3.2%
Monolithic Power Systems, Inc.	5,042	515,898
Power Integrations, Inc.	7,456	526,766
Semtech Corp.*	10,321	408,712

Software - 7.0%
Ellie Mae, Inc.*	4,946	431,390
Nice Ltd., Sponsored ADR	16,060	1,199,040
Qualys, Inc.*	15,489	621,883
The Ultimate Software Group, Inc.*	3,845	867,855

Specialty retail - 1.2%
Burlington Stores, Inc.*	6,229	542,110

Textiles, apparel & luxury goods - 0.8%
Steven Madden Ltd.*	8,894	364,654

Thrifts & mortgage finance - 0.9%
LendingTree, Inc.*	1,934	426,640

Trading companies & distributors - 1.4%
Watsco, Inc.	4,272	644,090
Total common stocks (cost $30,928,374)		43,442,142

MONEY MARKET FUNDS - 1.0%
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Shares, 0.87%#	449,582	449,582
Total money market funds (cost $449,582)		449,582

Total investment portfolio (cost $31,377,956) - 98.0% ‡		43,891,724
Other assets in excess of liabilities - 2.0%		910,240
Total net assets - 100.0%		$44,801,964

* Non-income producing security
# Annualized seven-day yield as of July 31, 2017.
ADR-American depository receipt

‡The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:
Cost of investments	$31,377,956
Gross unrealized appreciation	13,344,341
Gross unrealized depreciation	(830,573)
Net unrealized appreciation (depreciation)	$12,513,768

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2016 Annual Report.

Sector allocation
Sector	Percent of net assets
Financials	18.0%
Information technology	17.4%
Health care	15.4%
Industrials	14.9%
Consumer discretionary	11.5%
Materials	7.9%
Real estate	3.8%
Energy	3.4%
Consumer staples	2.9%
Utilities	1.2%
Money market funds	1.0%
Telecommunication services	0.6%

Investment Portfolios
(UNAUDITED) | 07.31.2017
EAGLE TACTICAL ALLOCATION FUND
EXCHANGE TRADED FUNDS - 95.3%	Shares	Value
Domestic - 78.6%
Equity - 59.4%
iShares Core S&P 500 ETF	15,720	$3,905,791
iShares Core S&P Small-Cap ETF	13,752	973,779
SPDR S&P500 ETF Trust	15,885	3,919,941
SPDR S&P MidCap 400 ETF Trust	3,524	1,129,442

Fixed Income - 19.2%
iShares Core U.S. Aggregate Bond ETF	29,215	3,203,425
Total domestic exchange traded funds (cost $12,515,808)		13,132,378

Foreign - 16.7%
Equity - 16.7%
iShares Core MSCI Emerging Markets ETF	19,291	1,018,372
iShares MSCI Eurozone ETF	23,360	972,477
iShares MSCI Japan ETF	14,810	810,996
Total foreign exchange traded funds (cost $2,673,934)		2,801,845

Total exchange traded funds (cost $15,189,742)		15,934,223

MONEY MARKET FUNDS - 3.5%
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Shares, 0.87%#	585,408	585,408
Total money market funds (cost $585,408)		585,408

Total investment portfolio (cost $15,775,150) - 98.8%‡		16,519,631
Other assets in excess of liabilities - 1.2%		192,926
Total net assets - 100.0%		$16,712,557

# Annualized seven-day yield as of July 31, 2017.
ETF - Exchange Traded Fund

‡The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:
Cost of investments	$15,775,150
Gross unrealized appreciation	744,481
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$744,481

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2016 Annual Report.

Asset allocation
Asset class	Percent of net assets
Equity	76.1%
Fixed income	19.2%
Money market funds	3.5%

Notes to Investment Portfolios
(UNAUDITED) | 07.31.2017

Valuation of securities | The price of each Fund's shares is based on the NAV per share of each class of a Fund. The NAV of each Fund's shares is normally calculated each business day as of the scheduled close of regular trading on the New York Stock Exchange (NYSE) and the Nasdaq, typically 4:00 p.m., Eastern time. A Fund will not treat an intraday unscheduled disruption in trading on either the NYSE or Nasdaq as a closure of that particular market, and will price its shares as of the normally scheduled close of the NYSE and Nasdaq if the disruption directly affects only one of those markets. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Funds are not required to recalculate their NAV.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund's determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;

•	The security is not actively traded;

•	Trading on the security halted before the close of the trading market;

•	The security is newly issued;

•	Issuer-specific or vendor specific events occurred after the security halted trading; or

•	Due to the passage of time between the close of the market on which the security trades and the close of the NYSE and the Nasdaq.

Issuer-specific events may cause the last market quotation to be unreliable. Such events may include:

•	A merger or insolvency;

•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

•	Market events, such as a significant movement in the U.S. markets.

For most securities, both the latest transaction prices and adjustments are furnished by independent pricing services approved by the Board of Trustees of the Fund ("Board"). The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures ("Procedures") approved by the Board. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is the amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from independent pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee ("Valuation Committee") comprised of certain officers of the Fund and other employees of Carillon Tower Advisers, Inc. ("Carillon Tower"), the Funds' investment adviser. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Carillon Tower checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Carillon Tower compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Carillon Tower documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for a Fund. Fair value pricing methods, the Procedures and independent pricing services can change from time to time as approved by the Board, and may occur as a result of look-back testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a Fund's shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•
Domestic exchange-traded equity securities | Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Foreign exchange-traded equity securities | If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE and the Nasdaq, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time trading ends in a foreign market on a particular security and a Fund's NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that Carillon Tower determines, in its judgment, is likely to have affected the closing price of a foreign security, the security will be priced at fair value. Carillon Tower also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the NYSE close. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of a Fund's shares is determined only on business days of the Fund, the value of the securities of a Fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of a Fund.

•
Fixed income securities | Government bonds, corporate bonds, asset-backed bonds, municipal bonds, short-term securities (investments that have a maturity date of 60 days or less) and convertible securities, including high yield or junk bonds, normally are valued on the basis of evaluated prices provided by independent pricing services. Evaluated prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the evaluated prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Futures and Options | Futures and options are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period from November 1, 2016 to July 31, 2017, none of the Funds held futures or options.

•
Investment companies and exchange-traded funds (ETFs) | Investments in other open-end investment companies are valued at their reported NAV. The prospectuses for these companies explain the circumstances under which these companies will use fair value pricing and the effect of the fair value pricing.  In addition, investments in closed-end funds and ETFs are valued on the basis of market quotations, if available and reliable. If the prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair value measurements | Each Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee's own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors, in the calculation of an investment's fair value. Each Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

The following is a summary of the inputs used to value each Fund's investments as of July 31, 2017.

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
International Stock Fund
Common stocks (a):
Australia	$—	$406,839	$—
Denmark	—	294,023	—
Finland	—	132,263	—
France	—	1,609,916	—
Germany	—	1,965,700	—
Hong Kong	—	194,260	—
Israel	—	185,690	—
Italy	—	551,755	—
Japan	—	4,529,230	—
Netherlands	93,290	856,539	—
Norway	—	112,071	—
Singapore	—	286,846	—
Spain	—	219,164	—
Sweden	—	364,233	—
Switzerland	—	1,081,486	—
United Kingdom	—	3,035,512	—
Preferred stocks	—	89,043	—
Money market funds	492,683	—	—
Total investment portfolio	$585,973	$15,914,570	$—
Investment Grade Bond Fund
Domestic corporate bonds (a)	$—	$20,414,050	$—
Foreign corporate bonds (a)	—	3,019,749	—
Mortgage and asset-backed securities	—	13,209,569	—

Foreign government bonds	—	148,206	—
U.S. Treasuries	—	759,961	—
U.S. Government agency securities	—	1,076,003	—
Supranational banks	—	3,755,515	—
Money market funds	1,058,434	—	—
Total investment portfolio	$1,058,434	$42,383,053	$—
Mid Cap Growth Fund
Common stocks (a)	$1,990,249,884	$—	$—
Money market funds	25,157,099	—	—
Total investment portfolio	$2,015,406,983	$—	$—
Mid Cap Stock Fund
Common stocks (a)	$255,663,204	$—	$—
Money market funds	4,183,623	—	—
Total investment portfolio	$259,846,827	$—	$—
Small Cap Growth Fund
Common stocks (a)	$4,749,749,142	$—	$—
Contingent value rights	—	—	242,594
Money market funds	22,329,360	—	—
Total investment portfolio	$4,772,078,502	$—	$242,594
Smaller Company Fund
Common stocks (a)	$43,442,142	$—	$—
Money market funds	449,582	—	—
Total investment portfolio	$43,891,724	$—	$—
Tactical Allocation Fund
Domestic exchange traded funds	$13,132,378	$—	$—
Foreign exchange traded funds	2,801,845	—	—
Money market funds	585,408	—	—
Total investment portfolio	$16,519,631	$—	$—
(a) Please see the investment portfolio for detail by industry.

Each Fund recognizes transfers between levels at the end of the reporting period. During the period from November 1, 2016 to July 31, 2017, there were no transfers in or out of Levels 1, 2, or 3.

The following is a reconciliation of Level 3 securities held by the Small Cap Growth Fund as of July 31, 2017 for which significant unobservable inputs were used to determine fair value:
Small Cap Growth Fund
Balance as of October 31, 2016	$ 242,594
Purchases	—
Change in unrealized appreciation (depreciation)	—
Balance as of July 31, 2017	$ 242,594

The Funds' policy for disclosing the valuation techniques and significant unobservable inputs for Level 3 assets and liabilities is to provide such disclosures when aggregate exposure to Level 3 investments exceeds 1% of net asset value. At July 31, 2017, the Level 3 investments within the Fund did not exceed such threshold and therefore have not been disclosed.

The contingent value rights ("CVR") were acquired as a result of Dyax Corp. (which was a portfolio holding of the Fund) being acquired by Shire PLC. In exchange for the Fund's shares in Dyax Corp., the Fund received cash considerations from Shire PLC as well as the CVR.

Item 2. Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Eagle Series Trust that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE SERIES TRUST
Date: September 21, 2017

/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

EAGLE SERIES TRUST
Date: September 21, 2017
/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date: September 21, 2017

/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer